Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 24, 2001
Prospectus

The following information supplements the information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 20.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

AFOC-02-04 July 31, 2002
1.480125.124

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

Effective November12, 2001, the following information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 23 will no longer be applicable.

Purchase amounts of more than $1 million will not be accepted for Class C shares. This limit does not apply to purchases of Class C shares made by an employee benefit plan (as defined in the Employee Retirement Income Security Act), 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 29.

Jeffrey Feingold is manager of Advisor Financial Services Fund, which he has managed since October 2001. He also manages other Fidelity funds. Mr. Feingold joined Fidelity in 1997 as a research analyst, after receiving an MBA from Harvard Business School.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 29.

Shep Perkins is manager of Advisor Developing Communications Fund, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Sonu Kalra is manager of Advisor Technology Fund, which he has managed since February 2002. He also manages other Fidelity funds. Mr. Kalra joined Fidelity as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania. Previously, he completed the Financial Management Program at GE Capital in Stamford, Connecticut in 1996.

The following information replaces the biographical information for Tim Cohen found in the "Fund Management" section on page 29.

Shep Perkins is manager of Advisor Telecommunications & Utilities Growth Fund, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Effective March 1, 2002, the following information replaces the biographical information for Brian Younger, John Porter, Ted Orenstein, Yolanda Strock, and Scott Offen found in the "Fund Management" section on page 29.

Andraz Razen is manager of Advisor Biotechnology Fund, which he has managed since March 2002. Mr. Razen joined Fidelity as a research analyst in 1998, after receiving a bachelor of arts degree in quantitative economics from Tufts University, where he graduated Summa Cum Laude.

Brian Hanson is manager of Advisor Consumer Industries Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

Praveen Abichandani is manager of Advisor Electronics Fund, which he has managed since March 2002. Mr. Abichandani joined Fidelity as a research analyst in 1998. Previously, he was director of strategy for Cox Communications, from 1993 to 1998.

Steve Calhoun is manager of Advisor Health Care Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

John Porter is manager of Advisor Natural Resources Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

Effective August 1, 2002, the following information replaces the biographical information for Pratima Abichandani found in the "Fund Management" section on page 29.

Matt Fruhan is manager of Advisor Cyclical Industries Fund, which he has managed since August 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst and manager.

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 24, 2001
Prospectus

The following information supplements the information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 19.

Shareholder Notice

The following policies are subject to change only upon 60 days' prior notice to shareholders:

Advisor Biotechnology Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Advisor Consumer Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

Advisor Cyclical Industries Fund normally invests at least 80% of its assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products, or services related to cyclical industries.

Advisor Developing Communications Fund normally invests at least 80% of its assets in securities of companies principally engaged in the development, manufacture, or sale of emerging communications services or equipment.

Advisor Electronics Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.

Advisor Financial Services Fund normally invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industry.

Advisor Health Care Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

AFOCI-02-04 July 31, 2002
1.479771.121

Advisor Natural Resources Fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, or in physical commodities.

Advisor Technology Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

Advisor Telecommunications & Utilities Growth Fund normally invests at least 80% of its assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information replaces the biographical information for James Catudal found in the "Fund Management" section on page 28.

Jeffrey Feingold is manager of Advisor Financial Services Fund, which he has managed since October 2001. He also manages other Fidelity funds. Mr. Feingold joined Fidelity in 1997 as a research analyst, after receiving an MBA from Harvard Business School.

The following information replaces the biographical information for Chris Zepf found in the "Fund Management" section on page 28.

Shep Perkins is manager of Advisor Developing Communications Fund, which he has managed since January 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Sonu Kalra is manager of Advisor Technology Fund, which he has managed since February 2002. He also manages other Fidelity funds. Mr. Kalra joined Fidelity as a research analyst in 1998, after receiving an MBA from the Wharton School of Business at the University of Pennsylvania. Previously, he completed the Financial Management Program at GE Capital in Stamford, Connecticut in 1996.

The following information replaces the biographical information for Tim Cohen found in the "Fund Management" section on page 28.

Shep Perkins is manager of Advisor Telecommunications & Utilities Growth Fund, which he has managed since February 2002. He also manages other Fidelity funds. Since joining Fidelity in 1997, Mr. Perkins has worked as a research analyst and portfolio manager.

Effective March 1, 2002, the following information replaces the biographical information for Brian Younger, John Porter, Ted Orenstein, Yolanda Strock, and Scott Offen found in the "Fund Management" section on page 28.

Andraz Razen is manager of Advisor Biotechnology Fund, which he has managed since March 2002. Mr. Razen joined Fidelity as a research analyst in 1998, after receiving a bachelor of arts degree in quantitative economics from Tufts University, where he graduated Summa Cum Laude.

Brian Hanson is manager of Advisor Consumer Industries Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Hanson has worked as a research analyst and manager.

Praveen Abichandani is manager of Advisor Electronics Fund, which he has managed since March 2002. Mr. Abichandani joined Fidelity as a research analyst in 1998. Previously, he was director of strategy for Cox Communications, from 1993 to 1998.

Steve Calhoun is manager of Advisor Health Care Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. Calhoun has worked as a research analyst and manager.

John Porter is manager of Advisor Natural Resources Fund, which he has managed since March 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Porter has worked as a research analyst and manager.

Effective August 1, 2002, the following information replaces the biographical information for Pratima Abichandani found in the "Fund Management" section on page 28.

Matt Fruhan is manager of Advisor Cyclical Industries Fund, which he has managed since August 2002. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst and manager.